SCHEDULE OF CONDENSED FINANCIAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NON-CURRENT ASSETS
Total assets	$ 14,440,221	$ 18,283,858
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	1,802,155	1,881,465
SHAREHOLDERS’ EQUITY
Preferred shares, par value $0.0001 per share; 50,000,000 shares authorized; none issued and outstanding
Ordinary shares, par value $0.0001 per share; 450,000,000 shares authorized; 18,060,000 shares issued and outstanding	1,806	1,806
Additional paid-in capital	23,804,550	23,804,550
Accumulated deficit	(10,833,696)	(7,143,409)
Accumulated other comprehensive loss	(334,594)	(260,554)
Total shareholders’ equity	12,638,066	16,402,393
Total liabilities and shareholders’ equity	14,440,221	18,283,858
EQUITY LOSS	(3,607,073)	(3,445,281)	$ (1,655,903)
Net loss	(3,690,287)	(3,501,518)	(1,655,903)
COMPREHENSIVE LOSS
Net loss	(3,690,287)	(3,501,518)	(1,655,903)
Parent Company [Member]
NON-CURRENT ASSETS
Investment in subsidiaries	12,638,066	16,402,393
Total assets	12,638,066	16,402,393
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities
SHAREHOLDERS’ EQUITY
Preferred shares, par value $0.0001 per share; 50,000,000 shares authorized; none issued and outstanding
Ordinary shares, par value $0.0001 per share; 450,000,000 shares authorized; 18,060,000 shares issued and outstanding	1,806	1,806
Additional paid-in capital	19,586,674	19,586,674
Accumulated deficit	(6,615,820)	(2,925,533)
Accumulated other comprehensive loss	(334,594)	(260,554)
Total shareholders’ equity	12,638,066	16,402,393
Total liabilities and shareholders’ equity	12,638,066	16,402,393
EQUITY LOSS	(2,076,775)	(1,658,203)	(1,538,363)
Net loss	(2,076,775)	(1,658,203)	(1,538,363)
COMPREHENSIVE LOSS
Net loss	(2,076,775)	(1,658,203)	(1,538,363)
Foreign currency translation adjustments	(74,040)	(214,916)	(420,941)
COMPREHENSIVE LOSS	$ (2,150,815)	$ (1,873,119)	$ (1,959,304)